Share Based Compensation	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

20. SHARE BASED COMPENSATION

The following table summarizes our unvested restricted share units:

	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested on December 31, 2022	30,720	$25.2
Granted	1,800	$11.1
Vested	(1,800)	$11.6
Unvested on December 31, 2023	30,720	$25.2
Granted	39,000	$1.65
Vested	(52,500)	$1.65
Unvested on December 31, 2024	17,220	$25.2

Among the outstanding restricted share units brought forward from December 31, 2020, 11,988 restricted shares were vest in May 2022. The remaining restricted share units will vest in February 2029, upon fulfilment of requisite service period by the employees.

On October 10, 2022, the Company granted and issued 1,800 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2022. The restricted shares were vested in a straight-line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2022, 1,500 share were vested. The grant-date value of each restricted share units was $11.6 by reference to the closing price on October 10, 2022, and the total fair value of these restricted Class A Ordinary Share units aggregated $20,880.

On October 3, 2023, the Company granted and issued 1,800 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2023. The restricted shares were vested in a straight line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2023, 1,500 share were vested. The grant-date value of each restricted share units was $11.1 by reference to the closing price on October 3, 2023, and the total fair value of these restricted Class A Ordinary Share units aggregated $19,980.

On December 27, 2024, the Company granted and issued 39,000 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year of 2024. The restricted shares were vested in a straight-line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2024, 39,000 share were vested. The grant-date value of each restricted share units was $1.65 by reference to the closing price on December 27, 2024, and the total fair value of these restricted Class A Ordinary Share units aggregated $64,350.

For the years ended December 31, 2024, 2023 and 2022, the Company had share-based compensation expenses of $109,714, $135,547 and $160,777, respectively. As of December 31, 2024, the Company expected to incur share-based compensation expenses of $183,762 over a weighted average period of 4.16 years.

The following table summarizes share-based compensation expenses charged to operating expenses:

	For the Years Ended December 31,
	2024	2023	2022
Selling and marketing expenses	$342	$42,300	$61,607
General and administrative expenses	109,372	93,247	99,170
Total share-based compensation expenses	$109,714	$135,547	$160,777